Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangible assets	$ 7,300,000	$ 17,900,000	$ 25,200,000	$ 0
Amortization of other intangible assets from acquisitions			$ 85,183,000	$ 103,148,000	$ 140,354,000